Spartan®

California Municipal
Funds

and

Fidelity ®
California Municipal
Money Market Fund

Semiannual Report

August 31, 2000

(Fidelity Investment logo)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan California Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan California Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity California Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A slowing U.S. economy triggered an equity market rally during the later stages of summer, boosting most major stock indexes back into positive territory for calendar year 2000. One notable exception, however, was the Dow Jones Industrial Average, which posted a negative return during that timeframe. Fixed-income markets - particularly Treasuries - continued their yearlong trend of strong performance, as nearly every bond sector outperformed the stock market on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan California Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Income	7.54%	7.75%	37.37%	99.07%
LB California Municipal Bond	7.75%	7.82%	37.13%	n/a*
California Municipal Debt Funds Average	8.00%	6.47%	31.08%	94.23%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of at least one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 113 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended August 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Income	7.75%	6.56%	7.13%
LB California Municipal Bond	7.82%	6.52%	n/a*
California Municipal Debt Funds Average	6.47%	5.54%	6.83%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan California Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan California Municipal Income Fund on August 31, 1990. As the chart shows, by August 31, 2000, the value of the investment would have grown to $19,907 - a 99.07% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,375 - a 103.75% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Spartan California Municipal Income Fund
Performance - continued

Total Return Components

	Six months ended August 31,	Year ended February 29,	Years ended February 28,			Year ended February 29,
	2000	2000	1999	1998	1997	1996
Dividend returns	2.59%	4.46%	4.73%	5.23%	5.37%	5.86%
Capital returns	4.95%	-6.74%	1.27%	4.66%	0.79%	5.39%
Total returns	7.54%	-2.28%	6.00%	9.89%	6.16%	11.25%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended August 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.88¢	28.82¢	56.59¢
Annualized dividend rate	4.78%	4.87%	4.85%
30-day annualized yield	4.55%	-	-
30-day annualized tax-equivalent yield	7.84%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.02 over the past one month, $11.74 over the past six months and $11.66 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.95% combined effective 2000 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan California Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

The six-month period ending August 31, 2000, was a favorable one for the municipal bond market. As the period opened, municipal bond yields were generally higher than they had been in the recent past, enticing investors who sought to protect gains in stocks when the equity markets began to recoil in mid-March. At the same time, strong U.S. economic growth and higher tax revenues led to credit rating upgrades and budget surpluses for many municipal bond issuers such as U.S. state and local governments. Thus, this solvency - in addition to higher interest rates that discouraged borrowing - curtailed new issuance, and the resulting supply/demand imbalance spurred municipal prices even higher. As the period progressed, municipal bond investors were further heartened by strong evidence that the Federal Reserve Board's series of interest-rate hikes had successfully slowed the U.S. economy, indicating that further hikes may not be necessary. That sentiment was bolstered when the Fed bypassed two opportunities to hike rates further in June and August. For the overall six-month period ending August 31, 2000, the Lehman Brothers Municipal Bond Index - an index of over 35,000 investment-grade, fixed-rate, tax-exempt bonds - returned 6.79%. In comparison, this return surpassed the gains of the Lehman Brothers Treasury, Government Bond, U.S. Agency, Mortgage-Back Securities and Credit Bond Indexes during the same time frame.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan California Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the six-month period that ended August 31, 2000, the fund had a total return of 7.54%. To get a sense of how the fund did relative to its competitors, the California municipal debt funds average returned 8.00% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers California Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 7.75%. For the 12-month period that ended August 31, 2000, the fund had a total return of 7.75%. In comparison, the California municipal debt funds average returned 6.47% and the Lehman Brothers California Municipal Bond Index returned 7.82%.

Q. What were some of the main forces behind the fund's performance during the past six months?

A. Anticipation that interest-rate hikes were behind us and a favorable supply/demand imbalance caused the municipal market to rally and boosted the fund's performance. Starting in the spring of 2000, investors began to anticipate that the Federal Reserve Board's yearlong campaign to stave off inflation by raising interest rates was nearing a close. That optimism was based on economic indicators that suggested economic growth might be slowing. Whether or not the Fed is finished raising interest rates will depend on the direction of the economy from here. More favorable supply and demand conditions also helped propel the municipal market. The supply of California municipals was down 24% during the first eight months of 2000, compared to the same period a year earlier. Meanwhile, the demand for municipals strengthened as bargain-hunting investors sought out their value and attractive yields. The fund's total return was the result of the appreciation of its holdings plus the income generated by them.

Semiannual Report

Spartan California Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. Why did the fund lag its peers during the six-month period?

A. The fund generally had less interest-rate sensitivity, as measured by its somewhat shorter duration, than some of its peers for the six-month period. In keeping with Fidelity's investment approach, I didn't lengthen or shorten duration - that is, I didn't make the fund more or less interest-rate sensitive - based on where I thought interest rates would be at some point down the road. Instead, I positioned the fund to emphasize the best value opportunities based on their performance potential under a variety of possible interest-rate scenarios. I managed the fund's duration to be in line with the California municipal market as a whole, an approach that caused short-term performance to lag relative to its peers, but which has generated competitive long-term results.

Q. What factors helped the fund's performance?

A. The fund's focus on premium coupon bonds, which pay interest rates above face - or par - value, helped. One appealing aspect of premiums was that they were somewhat insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds as rates rose. It's estimated that roughly one-quarter to one-third of all municipal bonds suffered because they were subject to that unfavorable tax treatment.

Q. What's your outlook for the municipal market?

A. As it generally does, the municipal market's performance will depend on the direction of interest rates and the supply/demand environment. While I don't forecast the direction of interest rates, my outlook for the technical aspects of supply and demand is favorable. The supply of municipals has continued to decline in response to rising interest rates because many issuers now find it too expensive to issue new or refinance old debt. As municipal bond yields rose above 6%, we saw incredibly strong demand from individual investors. To the extent that those conditions continue to prevail, municipals could do well. Another factor that could bode well for municipals is the potential for increased demand from institutional investors. If their interest in municipals re-ignites, municipals should benefit.

Semiannual Report

Spartan California Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal and California personal income taxes

Fund number: 091

Trading symbol: FCTFX

Start date: July 7, 1984

Size: as of August 31, 2000, more than $1.3 billion

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on geographically diversifying the portfolio:

"One way I diversify the portfolio is to spread investments among a variety of issuers across the state, which helps protect the fund's performance against being too dependent on one sector of the economy or one area of the state. California, of course, is made up of several distinct regions, each of which tends to be driven by different economic, demographic and other factors, and each faces unique challenges looking ahead. For example, the technology- and financial services-dependent Silicon Valley/Bay Area region is currently challenged by the tech sector's volatility and the region's high cost of living. The Los Angeles area has been buoyed by the strength of the entertainment and high-tech industries. However, it is experiencing relatively high unemployment and relatively low income levels. Sacramento, where government employment plays a dominant role, is potentially one of the state's most stable regions thanks to a lower cost of living, less tight labor markets and better water availability. We'll continue to monitor each region's future challenges closely and factor them into our security selection."

Semiannual Report

Spartan California Municipal Income Fund

Investment Changes

Top Five Sectors as of August 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	25.1	19.8
Transportation	13.8	13.7
Electric Utilities	11.5	12.3
Special Tax	10.7	11.6
Escrowed/Pre-Refunded	10.6	10.1
Average Years to Maturity as of August 31, 2000
		6 months ago
Years	14.5	14.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2000
6 months ago
Years	6.9	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates.
If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of August 31, 2000 As of February 29, 2000

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan California Municipal Income Fund

Investments August 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - 92.3%
Alameda Corridor Trans. Auth. Rev. Sr. Lien Series A:
4.75% 10/1/25 (MBIA Insured)	Aaa	$ 5,000	$ 4,499
5.25% 10/1/21 (MBIA Insured)	Aaa	7,475	7,381
Alameda County Ctfs. of Prtn Rfdg. (Santa Rita Jail Proj.) 5.7% 12/1/14 (MBIA Insured)	Aaa	2,000	2,089
Buena Park Cmnty. Redev. Agcy. Tax Allocation Rfdg. (Central Bus. District Proj.) Series A, 7.1% 9/1/14	BBB+	3,500	3,708
Burbank Redev. Agy. Rfdg.:
(City Ctr. Redev. Proj.) Series A, 5% 12/1/15 (FSA Insured)	Aaa	4,000	4,008
(Golden State Redev. Proj.) Series A, 5.75% 12/1/08	Baa1	4,655	4,897
Cabrillo Unified School District (Cap. Appreciation) Series A:
0% 8/1/10 (AMBAC Insured)	Aaa	2,150	1,364
0% 8/1/12 (AMBAC Insured)	Aaa	2,800	1,577
California Dept. of Wtr. Resources Central Valley Proj. Rev. (Wtr. Sys. Proj.):
Series J1, 7% 12/1/12	Aa2	1,000	1,231
Series S, 5% 12/1/19	Aa2	3,160	3,080
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (c)	Aaa	4,900	5,009
(Cap. Appreciation) (Loyola Marymount Proj.) 0% 10/1/07 (MBIA Insured)	Aaa	3,545	2,598
(Pepperdine Univ. Proj.):
Series A:
5% 11/1/18	A1	1,770	1,714
5% 11/1/29	A1	2,500	2,313
5.75% 9/15/30	A1	10,000	10,209
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	A2	3,435	3,592
(Scripps College Proj.) 5.125% 2/1/30	A1	6,000	5,666
(Stanford Univ. Proj.) Series N, 5.2% 12/1/27	Aaa	20,000	19,490
Rfdg.:
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	AAA	2,000	2,039
(Claremont McKenna College Proj.):
5% 11/1/29	Aa1	5,000	4,653
5.1% 11/1/17	Aa1	1,000	1,000
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Rfdg.:
(Santa Clara Univ. Proj.):
5.25% 9/1/16 (AMBAC Insured)	Aaa	$ 1,650	$ 1,710
5.25% 9/1/17 (AMBAC Insured)	Aaa	1,000	1,024
5.25% 9/1/26	A1	7,910	7,757
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	Aaa	8,000	7,674
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	Aa2	5,675	5,997
Series C, 5.125% 10/1/28	Aa2	7,725	7,399
California Franchise Tax Board Ctfs. of Prtn. Rfdg. 5.5% 10/1/06	A1	1,825	1,949
California Gen. Oblig.:
Rfdg. 4.75% 2/1/19 (FGIC Insured)	Aaa	2,000	1,880
3.6%, tender 6/1/01 (c)	Aa3	25,000	24,850
4.5% 12/1/14	Aa3	2,250	2,151
4.5% 12/1/24 (FGIC Insured)	Aaa	5,000	4,337
5% 10/1/18	Aa3	5,000	4,906
5.25% 10/1/14	Aa3	3,000	3,076
5.25% 10/1/17	Aa3	1,500	1,513
5.5% 6/1/28	Aa3	5,000	5,027
5.75% 5/1/30	Aa3	3,080	3,167
6.6% 2/1/09	Aa3	3,000	3,488
6.75% 8/1/10	Aa3	5,675	6,749
California Health Facilities Fing. Auth. Rev.:
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	A2	6,700	6,787
6.25% 12/1/34	A2	15,000	15,302
(Kaiser Permante Proj.) Series A, 5.55% 8/15/25 (MBIA Insured)	Aaa	4,720	4,733
Rfdg.:
(Catholic Health Care West Proj.):
Series 1988 A, 5% 7/1/06	Baa1	3,135	3,021
Series A:
4.5% 7/1/02	Baa1	7,065	6,943
4.5% 7/1/03	Baa1	1,210	1,175
4.5% 7/1/04	Baa1	1,500	1,436
5% 7/1/01	Baa1	3,615	3,612
(Children's Hosp. Proj.) 6% 7/1/03 (MBIA Insured)	Aaa	1,200	1,258
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev. Series L, 5.7% 8/1/25 (MBIA Insured) (c)	Aaa	$ 860	$ 856
California Hsg. Fin. Agcy. Rev.:
(Cap. Appreciation) (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	Aa2	8,187	2,527
Series 1983 B, 0% 8/1/15	Aa2	170	52
Series C, 0% 8/1/21 (c)	Aa2	340	69
(Home Mtg. Prog.):
Series I, 4.95% 8/1/28 (MBIA Insured) (c)	Aaa	2,615	2,610
Series J, 4.85% 8/1/27 (MBIA Insured) (c)	Aaa	3,380	3,346
California Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	A3	1,500	1,508
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (c)	Aaa	7,000	7,410
Rfdg. (San Diego Gas & Elec. Co. Proj.) Series A, 5.9% 6/1/14	A2	4,000	4,353
California Pub. Cap. Impt. Fin. Auth. Rev. (A Joint Powers Agcy. Proj.) Series B, 8.1% 3/1/18 (MBIA Insured)	Aaa	8,560	8,636
California Pub. Works Board Lease Rev.:
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	A1	8,250	8,745
5.5% 6/1/19	A1	3,000	3,025
6% 6/1/07	A1	1,590	1,743
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	Aaa	4,000	4,179
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	Aaa	3,000	3,124
(Various California State Univ. Projs.):
Series A:
6.1% 10/1/06	A1	1,210	1,313
6.5% 9/1/04	A	1,090	1,182
Series B:
5.5% 6/1/14	Aa3	2,750	2,839
5.5% 6/1/19	Aa3	2,000	2,018
6.4% 12/1/09	Aa3	3,700	4,264
Series C, 5.125% 9/1/22 (AMBAC Insured)	Aaa	10,000	9,699
Rfdg.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	A1	4,450	4,497
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Rfdg.:
(Dept. of Corrections, Monterey County State Prison Proj.) Series D:
5.375% 11/1/12	A1	$ 1,250	$ 1,308
5.375% 11/1/13	A1	5,055	5,246
5.375% 11/1/14	A1	5,000	5,151
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	A1	1,290	1,391
California Statewide Cmnty. Dev. Auth. Rev.:
(Los Angeles Orthopaedic Hosp. Foundation Proj.) 5.75% 6/1/30 (AMBAC Insured)	Aaa	10,000	10,161
(Sisters Charity Leavenworth Proj.) 5% 12/1/14	Aa3	1,315	1,269
Rfdg.:
(Children's Hosp. Proj.) 6% 6/1/13 (MBIA Insured)	Aaa	2,470	2,762
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	Aa3	9,500	9,547
5.5% 7/1/23	Aa3	3,000	2,912
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (d)	AA-	5,000	5,373
5.616% 7/1/13 (MBIA Insured)	Aaa	10,000	10,214
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	Baa1	4,785	4,841
Rfdg. (Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	Aa3	2,710	2,743
5.5% 7/1/07	Aa3	1,425	1,465
California Univ. Rev. (Hsg. Sys. Proj.) Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	Aaa	3,000	3,122
Campbell Gen. Oblig. Ctfs. of Prtn. Rfdg. (Civic Ctr. Proj.) 6% 10/1/18	A2	4,965	5,084
Carson Redev. Agcy. Rfdg.:
(Area #1 Redev. Proj.):
6.375% 10/1/12	Baa1	3,965	4,146
6.375% 10/1/16	Baa1	2,000	2,072
(Area #2 Redev. Proj.) 5.5% 10/1/02	Baa2	100	102
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg. (Wtr. Sys. Impt. Proj.) Series A:
7% 8/1/11 (MBIA Insured)	Aaa	1,500	1,821
7% 8/1/13 (MBIA Insured)	Aaa	4,740	5,811
7.25% 8/1/07 (MBIA Insured)	Aaa	1,755	2,065
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.):
5.5% 7/1/01	BBB-	$ 1,400	$ 1,412
6% 7/1/09	BBB-	4,800	4,993
Coalinga Gen. Oblig. Ctfs. of Prtn. 7% 4/1/10	A-	3,505	3,580
Contra Costa County Ctfs. of Prtn. (Cap. Appreciation) (Merrithew Mem. Hosp. Proj.):
0% 11/1/13 (Escrowed to Maturity) (d)	Aaa	6,805	3,500
0% 11/1/14 (Escrowed to Maturity) (d)	Aaa	3,000	1,441
Contra Costa Wtr. District Wtr. Rev. Series G, 5.75% 10/1/14 (MBIA Insured)	Aaa	2,000	2,107
Desert Hosp. District Hosp. Rev. Ctfs. of Prtn. 6.392% 7/28/20 (FSA Insured) (Pre-Refunded to 7/23/02 @ 102) (d)	Aaa	13,000	13,716
Duarte Ctfs. of Prtn. Rfdg. Series A:
4.625% 4/1/07	Baa2	890	843
5% 4/1/11	Baa2	2,000	1,866
5% 4/1/12	Baa2	4,210	3,869
5% 4/1/13	Baa2	1,830	1,658
5.25% 4/1/08	Baa2	2,650	2,619
5.25% 4/1/09	Baa2	1,600	1,572
Elk Grove Unified School District Spl. Tax Rfdg. (Commty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	Aaa	4,000	4,670
Encinitas Union School District (Cap. Appreciation):
0% 8/1/03 (MBIA Insured)	Aaa	1,750	1,548
0% 8/1/04 (MBIA Insured)	Aaa	1,750	1,483
0% 8/1/10 (MBIA Insured)	Aaa	1,000	634
Escondido Union High School District (Cap. Appreciation):
0% 11/1/15 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	3,000	1,358
0% 11/1/16 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	3,500	1,478
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	Aaa	660	687
Fairfield-Suisun Swr. District Swr. Rev. Rfdg. (Cap. Appreciation) Series A:
0% 5/1/07 (MBIA Insured)	Aaa	1,635	1,220
0% 5/1/08 (MBIA Insured)	Aaa	2,085	1,484
0% 5/1/09 (MBIA Insured)	Aaa	2,080	1,409
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District:
(Cap. Appreciation) 0% 8/1/15 (MBIA Insured)	Aaa	$ 2,415	$ 1,121
6% 8/1/30	Aa2	10,000	10,418
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. (Cap. Appreciation) Sr. Lien Series A:
0% 1/1/04 (Escrowed to Maturity) (d)	Aaa	1,600	1,378
0% 1/1/05 (Escrowed to Maturity) (d)	Aaa	1,000	822
0% 1/1/08 (Escrowed to Maturity) (b)(d)	Aaa	2,000	1,743
0% 1/1/15 (Escrowed to Maturity) (d)	Aaa	5,000	2,364
Foster City Pub. Fing. Auth. Rev. (Foster City Cmnty. Dev. Ln. Prog.) Series A:
5.5% 9/1/09	A-	370	389
5.8% 9/1/16	A-	1,000	1,034
6% 9/1/06	A-	1,355	1,417
6% 9/1/07	A-	1,440	1,502
6% 9/1/13	A-	1,925	1,992
Fremont Unifed School District Alameda County (Cap. Appreciation) Series F, 0% 8/1/09 (MBIA Insured)	Aaa	1,000	670
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	Aaa	1,250	1,294
5.75% 7/1/30 (MBIA Insured)	Aaa	1,000	1,032
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	Aaa	12,245	12,838
La Quinta Redev. Agcy. Tax. Allocation Rfdg. (Area #1 Redev. Proj.):
7.3% 9/1/06 (MBIA Insured)	Aaa	620	720
7.3% 9/1/11 (MBIA Insured)	Aaa	555	689
Local Govt. Fin. Auth. Rev. (Cap. Appreciation) (Oakland Central District Proj.):
0% 9/1/08 (MBIA Insured)	Aaa	3,710	2,602
0% 9/1/09 (MBIA Insured)	Aaa	3,565	2,379
Long Beach Hbr. Rev.:
Rfdg. Series A:
5% 5/15/03 (FGIC Insured) (c)	Aaa	1,900	1,936
5.5% 5/15/08 (FGIC Insured) (c)	Aaa	8,780	9,369
6% 5/15/09 (FGIC Insured) (c)	Aaa	3,000	3,317
6% 5/15/10 (FGIC Insured) (c)	Aaa	1,000	1,107
5.125% 5/15/13 (c)	Aa3	12,450	12,584
5.5% 5/15/11 (MBIA Insured) (c)	Aaa	700	733
5.5% 5/15/15 (MBIA Insured) (c)	Aaa	3,710	3,790
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev.: - continued
5.75% 5/15/07 (MBIA Insured) (c)	Aaa	$ 4,845	$ 5,194
6% 5/15/06 (MBIA Insured) (c)	Aaa	3,525	3,813
Los Angeles County Ctfs. of Prtn. (Cap. Appreciation):
(Correctional Facilities Proj.):
0% 9/1/10 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	3,770	2,329
0% 9/1/11 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	6,400	3,724
0% 9/1/13 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	3,380	1,753
(Disney Parking Proj.):
0% 3/1/10	A3	2,000	1,240
0% 3/1/11	A3	1,950	1,135
0% 3/1/12	A3	2,180	1,191
0% 3/1/13	A3	6,490	3,312
0% 3/1/18	A3	3,000	1,071
0% 3/1/19	A3	3,175	1,059
0% 3/1/20	A3	1,000	312
Los Angeles County Metro. Trans. Auth. Sales Tax Rev. Rfdg. (Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	Aaa	3,310	3,154
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	Aa3	6,000	5,834
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (c)	Aaa	1,000	1,043
Los Angeles Dept. Wtr. & Pwr. Elec. Plant Rev.:
Rfdg.:
Second Issue:
4.75% 11/15/19 (MBIA Insured)	Aaa	4,000	3,723
5.25% 11/15/26 (MBIA Insured)	Aaa	16,690	16,342
5.4% 11/15/31 (MBIA Insured)	Aaa	1,875	1,853
4.75% 8/15/12 (FGIC Insured)	Aaa	6,035	6,077
4.75% 8/15/16 (FGIC Insured)	Aaa	2,700	2,620
6.375% 2/1/20	Aa3	1,000	1,038
Second Issue:
4.75% 10/15/20	Aa3	1,800	1,645
6.75% 10/15/04 (AMBAC Insured)	Aaa	2,400	2,631
9% 10/15/01	Aa3	110	116
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. Wtr. & Pwr. Wtrwks. Rev.:
Rfdg.:
5.5% 10/15/10	Aa3	$ 2,630	$ 2,842
5.5% 10/15/11 (MBIA Insured)	Aaa	3,670	3,948
6.1% 10/15/39 (FGIC Insured)	Aaa	6,000	6,319
6.4% 5/15/28	Aa	5,000	5,153
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	Aaa	3,700	3,734
Los Angeles Hbr. Dept. Rev.:
Series B:
5% 8/1/03 (c)	Aa3	2,500	2,555
5.25% 11/1/03 (c)	Aa3	1,250	1,289
5.25% 11/1/06 (c)	Aa3	7,380	7,750
5.25% 11/1/07 (c)	Aa3	4,290	4,522
5.25% 11/1/10 (c)	Aa3	9,105	9,501
5.25% 11/1/11 (c)	Aa3	7,095	7,365
5.3% 8/1/06 (c)	Aa3	2,000	2,102
5.5% 8/1/08 (c)	Aa3	1,505	1,601
7.6% 10/1/18 (Escrowed to Maturity) (d)	AAA	14,810	18,841
Los Angeles Unified School District Series A, 6% 7/1/14 (FGIC Insured)	Aaa	1,200	1,354
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Rfdg. Series D, 6.75% 7/1/20 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	2,500	2,868
Manhattan Beach Unified School District (Cap. Appreciation) Series A, 0% 9/1/09 (FGIC Insured)	Aaa	975	651
Metro. Wtr. District Southern California Wtrwks. Rev.:
Rfdg. Series A, 4.75% 7/1/22	Aa2	10,000	9,052
Series A:
5% 7/1/26	Aa2	5,050	4,724
5% 7/1/30 (MBIA Insured)	Aaa	3,500	3,279
5.95% 8/5/22 (Pre-Refunded to 2/7/03 @ 102) (d)	Aa2	2,600	2,734
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	Aaa	2,500	2,401
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	Aaa	1,585	1,522
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Modesto Irrigation District:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	A1	$ 5,000	$ 4,909
Ctfs. of Prtn. Rfdg. & Cap. Impts. (Cap. Appreciation) Series A:
0% 10/1/08 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	2,270	1,571
0% 10/1/09 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	2,270	1,495
0% 10/1/10 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	2,270	1,409
Moreno Valley Unified School District Ctfs. of Prtn. (Land Acquisition Proj.) Series F, 6.7% 9/1/11 (FSA Insured) (Pre-Refunded to 9/1/02 @ 102) (d)	Aaa	2,230	2,334
Northern California Pwr. Agcy. Multiple Cap. Facilities Rev. 6.538% 8/1/25 (MBIA Insured) (Pre-Refunded to 9/3/02 @ 102) (d)	Aaa	7,600	8,043
Northern California Pwr. Agcy. Pub. Pwr. Rev. Rfdg. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (AMBAC Insured) (Pre-Refunded to 7/1/21 @ 100) (d)	Aaa	3,825	4,800
Northern California Transmission Auth. Rev. (Oregon Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	Aaa	7,100	8,681
Oakland Gen. Oblig. Ctfs. of Prtn. Rfdg. (Cap. Appreciation) (Oakland Museum Proj.) Series A, 0% 4/1/07 (AMBAC Insured)	Aaa	2,750	2,060
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) 5% 9/1/21 (MBIA Insured)	Aaa	1,000	959
Ontario Redev. Fing. Auth. Rev. (Cap. Appreciation) (Ctr. City Cimarron #1 Proj.):
0% 8/1/08 (MBIA Insured)	Aaa	3,255	2,291
0% 8/1/09 (MBIA Insured)	Aaa	3,260	2,184
0% 8/1/10 (MBIA Insured)	Aaa	3,255	2,065
Orange County Arpt. Rev. Rfdg.:
5.5% 7/1/02 (MBIA Insured) (c)	Aaa	2,000	2,046
5.5% 7/1/04 (MBIA Insured) (c)	Aaa	2,000	2,086
5.5% 7/1/11 (MBIA Insured) (c)	Aaa	4,000	4,224
6% 7/1/05 (MBIA Insured) (c)	Aaa	3,000	3,217
6% 7/1/07 (MBIA Insured) (c)	Aaa	9,135	9,982
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Rfdg.:
5.75% 12/1/09 (AMBAC Insured) (c)	Aaa	$ 3,620	$ 3,954
5.75% 12/1/11 (AMBAC Insured) (c)	Aaa	4,000	4,369
Orange County Wtr. District Ctfs. of Prtn. Rfdg. Series A, 5.5% 8/15/09 (AMBAC Insured)	Aaa	1,000	1,051
Palmdale Elementary School District Spl. Tax Rfdg. (Cmnty. Facilities District #90-1) 5.8% 8/1/29 (FSA Insured)	Aaa	6,410	6,627
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	A+	8,830	8,035
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	Aaa	3,000	3,015
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
5.7% 9/2/01	Baa1	1,145	1,160
5.8% 9/2/02	Baa1	4,970	5,103
6% 9/2/05	Baa1	2,135	2,259
6.15% 9/2/12	Baa1	12,205	12,822
Pomona Unified School District Series C, 6% 8/1/30 (FGIC Insured)	Aaa	4,535	4,746
Port of Oakland Port Rev.:
Rfdg. (Cap. Appreciation) Series F:
0% 11/1/05 (MBIA Insured)	Aaa	300	240
0% 11/1/06 (MBIA Insured)	Aaa	2,890	2,211
0% 11/1/07 (MBIA Insured)	Aaa	4,250	3,103
Series G:
5.375% 11/1/08 (MBIA Insured) (c)	Aaa	1,805	1,917
6% 11/1/07 (MBIA Insured) (c)	Aaa	1,650	1,809
Rancho Wtr. District Fing. Auth. Rev. 6.427% 8/17/21 (AMBAC Insured) (Pre-Refunded to 9/11/01 @ 102) (d)	Aaa	6,900	7,195
Redding Elec. Sys. Rev. Ctfs. of Prtn. Rfdg. (Cap. Appreciation) Series A:
0% 6/1/06 (FGIC Insured)	Aaa	1,730	1,348
0% 6/1/07 (FGIC Insured)	Aaa	1,890	1,406
0% 6/1/08 (FGIC Insured)	Aaa	1,300	922
Richmond Redev. Agcy. Tax Allocation Rev. (Hbr. Redev. Proj.) 7% 7/1/09 (FSA Insured)	Aaa	105	112
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A:
5.75% 6/1/01 (MBIA Insured)	Aaa	$ 1,250	$ 1,266
6.375% 6/1/09 (MBIA Insured)	Aaa	5,000	5,369
6.5% 6/1/12 (MBIA Insured)	Aaa	15,500	18,158
Series B, 5.7% 6/1/16 (MBIA Insured)	Aaa	1,950	2,069
Riverside County Pub.Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	Baa2	1,080	1,092
5% 10/1/08	Baa2	1,135	1,162
5% 10/1/09	Baa2	1,140	1,163
5.1% 10/1/10	Baa2	1,245	1,267
5.25% 10/1/12	Baa2	1,375	1,395
5.5% 10/1/22	Baa2	4,500	4,263
Riverside County Redev. Agcy. Tax Allocation (#4 Redev. Proj.) Series A:
7.5% 10/1/10 (Pre-Refunded to 10/1/01 @ 102) (d)	-	1,000	1,055
7.5% 10/1/26 (Pre-Refunded to 10/1/01 @ 102) (d)	-	2,500	2,639
Riverside Unified School District Ctfs. of Prtn. (Cap. Appreciation) (Land Acquisition Proj.) Series B, 7.375% 9/1/26 (FSA Insured) (Pre-Refunded to 9/1/01 @ 102) (d)	Aaa	5,420	5,705
Sacramento City Fing. Auth. Lease Rev. Rfdg. Series A, 5.4% 11/1/20 (AMBAC Insured)	Aaa	2,000	2,034
Sacramento City Unified School District Series A, 6% 7/1/29 (FGIC Insured)	Aaa	6,300	6,614
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.):
5.9% 7/1/02	BBB-	1,000	1,024
6% 7/1/03	BBB-	700	727
6.375% 7/1/10	BBB-	700	749
6.5% 7/1/21 (Pre-Refunded to 7/1/05 @ 102) (d)	AAA	3,200	3,588
Sacramento Muni. Util. District Elec. Rev.:
Rfdg.:
Series L, 5.125% 7/1/22 (MBIA Insured)	Aaa	4,000	3,880
Series M, 5.25% 7/1/28	A2	6,500	6,208
5.45% 11/15/08 (FGIC Insured)	Aaa	17,700	18,647
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	BBB-	2,700	2,727
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento Pwr. Auth. Cogeneration Proj. Rev.: - continued
6.5% 7/1/06	BBB-	$ 4,500	$ 4,902
6.5% 7/1/07	BBB-	2,000	2,200
6.5% 7/1/08	BBB-	1,000	1,102
San Bernardino County:
Ctfs. of Prtn (Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	AAA	8,500	10,252
Ctfs. of Prtn. Rfdg. (Med. Ctr. Fing. Prog.) 5.5% 8/1/22	A3	10,000	9,486
San Diego County Ctfs. of Prtn (Burnham Institute Proj.):
5.7% 9/1/11	Baa3	800	847
6.25% 9/1/29	Baa3	6,800	6,932
San Diego County Wtr. Auth. Wtr. Rev. Ctfs. of Prtn. 5.632% 4/25/07 (FGIC Insured)	Aaa	5,000	5,338
San Diego Multi-Family Hsg. Rev. (Island Gardens Apts. Proj.) Series B, 9.5% 10/20/20	AAA	1,585	1,585
San Diego Wtr. Util. Fund Ctfs. of Prtn. 4.75% 8/1/28 (FGIC Insured)	Aaa	10,000	8,910
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Rfdg. 5.25% 7/1/18	Aa3	4,500	4,528
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
4.75% 8/1/01 (American Cap. Access Corp. Insured)	A	1,000	1,007
5% 8/1/02 (American Cap. Access Corp. Insured)	A	1,000	1,015
5.5% 8/1/05 (American Cap. Access Corp. Insured)	A	1,000	1,049
5.75% 2/1/07 (American Cap. Access Corp. Insured)	A	1,500	1,601
San Francisco City & County Arpt. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (c)	Aaa	6,000	5,898
5.25% 1/1/18 (AMBAC Insured) (c)	Aaa	4,515	4,463
5.25% 1/1/19 (AMBAC Insured) (c)	Aaa	4,750	4,667
Issue 10 A, Second Series 5.3% 5/1/05 (MBIA Insured) (c)	Aaa	2,805	2,920
Issue 18A, Second Series 6% 5/1/05 (MBIA Insured) (c)	Aaa	2,375	2,542
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpt. Commission Int'l. Arpt. Rev.: - continued
Issue 22, Second Series 6% 5/1/03 (AMBAC Insured) (c)	Aaa	$ 1,850	$ 1,928
Rfdg.:
Second Series Issue 20, 4.5% 5/1/13 (MBIA Insured)	Aaa	3,030	2,938
Second Series Issue 3, 6.1% 5/1/13 (MBIA Insured) (c)	Aaa	2,650	2,788
Second Series:
Issue 09A, 5.125% 5/1/07 (FGIC Insured) (c)	Aaa	2,000	2,070
Issue 10A, 5.3% 5/1/06 (MBIA Insured) (c)	Aaa	3,680	3,851
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (c)	Aaa	1,625	1,731
Issue 15A:
5.5% 5/1/07 (FSA Insured) (c)	Aaa	5,680	6,033
5.5% 5/1/09 (FSA Insured) (c)	Aaa	1,355	1,449
5.6% 5/1/02 (FSA Insured) (c)	Aaa	4,295	4,388
Issue 16A:
5.375% 5/1/18 (FSA Insured) (c)	Aaa	5,035	5,041
5.5% 5/1/06 (FSA Insured) (c)	Aaa	1,850	1,954
5.5% 5/1/08 (FSA Insured) (c)	Aaa	2,945	3,142
Issue 18A, 5.25% 5/1/11 (MBIA Insured) (c)	Aaa	3,280	3,413
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (c)	Aaa	1,045	1,110
5.5% 5/1/08 (FGIC Insured) (c)	Aaa	2,755	2,939
San Francisco City & County Pub. Util. Commission Wtr. Rev. Rfdg. Series A, 6.5% 11/1/09	A1	1,000	1,066
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(Cap. Appreciation) Series A:
0% 8/1/08 (FGIC Insured)	Aaa	1,085	764
0% 8/1/09 (FGIC Insured)	Aaa	1,085	727
0% 8/1/10 (FGIC Insured)	Aaa	1,085	688
Rfdg. (Cap. Appreciation) (San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	Aaa	1,475	936
San Francisco City & County Swr. Rev. (Cap. Appreciation) Series B:
0% 10/1/06 (FGIC Insured)	Aaa	3,690	2,834
0% 10/1/07 (FGIC Insured)	Aaa	4,770	3,496
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Swr. Rev. (Cap. Appreciation) Series B: - continued
0% 10/1/08 (FGIC Insured)	Aaa	$ 1,600	$ 1,118
San Joaquin County Ctfs. of Prtn. (Gen. Hosp. Proj.) 5.7% 9/1/01 (Escrowed to Maturity) (d)	A2	2,250	2,287
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
(Cap. Appreciation) Jr. Lien:
0% 1/1/07 (Escrowed to Maturity) (d)	Aaa	3,000	2,267
0% 1/1/08 (Escrowed to Maturity) (d)	Aaa	4,400	3,170
Jr. Lien, 0% 1/1/12 (Escrowed to Maturity) (d)	Aaa	15,000	8,586
Rfdg. Series A, 0% 1/15/10 (MBIA Insured)	Aaa	2,235	1,430
San Jose Arpt. Rev. Rfdg. 5.875% 3/1/07 (FGIC Insured)	Aaa	1,905	2,084
San Jose Redev. Agcy. Tax Allocation (Merged Area Redev. Proj.):
4.75% 8/1/18 (AMBAC Insured)	Aaa	1,910	1,798
4.75% 8/1/29 (AMBAC Insured)	Aaa	7,150	6,351
Sanger Unified School District Rfdg. 5.6% 8/1/23 (MBIA Insured)	Aaa	3,000	3,135
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	Aaa	4,650	4,793
5.75% 8/1/30 (FGIC Insured)	Aaa	7,490	7,697
Santa Clara County Fing. Auth. Lease Rev. (VMC Facilities Replacement Proj.) Series A, 7.75% 11/15/09 (AMBAC Insured)	Aaa	3,725	4,668
Santa Clara County Trans. District Sales Tax Rev. Rfdg. Series A, 5.25% 6/1/21	AA	8,500	8,362
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	Aaa	2,730	2,818
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	Aaa	2,380	2,457
6% 8/1/29 (FGIC Insured)	Aaa	6,770	7,110
Santa Margarita/Dana Point Auth. Rev. Rfdg. & Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A:
7.25% 8/1/07 (MBIA Insured)	Aaa	2,200	2,588
7.25% 8/1/08 (MBIA Insured)	Aaa	1,780	2,133
7.25% 8/1/12 (MBIA Insured)	Aaa	1,865	2,329
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Revdev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	Aaa	8,395	8,670
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev.:
(Foothill Area Proj.) Series C:
7.5% 8/15/06 (FGIC Insured)	Aaa	$ 2,000	$ 2,341
7.5% 8/15/07 (FGIC Insured)	Aaa	2,290	2,730
8% 8/15/09 (FGIC Insured)	Aaa	3,650	4,620
Rfdg. Sr. Lien Series A, 7% 9/1/10 (MBIA Insured)	Aaa	2,300	2,764
Southern California Pub. Pwr. Auth. Pwr. Proj. Rev.:
(Multiple Proj.):
6.75% 7/1/10	A	1,400	1,627
6.75% 7/1/11	A	6,500	7,611
(Multiple Projs.):
6.75% 7/1/01	A	1,520	1,554
7% 7/1/05	A	920	946
Rfdg.:
(Mead Adelanto Proj.) Series A, 4.75% 7/1/16 (AMBAC Insured)	Aaa	2,000	1,941
(Palo Verde Proj.) Series A, 5% 7/1/15 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	1,000	984
Stanislaus County Ctfs. of Prtn. Rfdg. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	Aaa	1,500	1,541
Sulpher Springs Unified School District Series A:
0% 9/1/07 (MBIA Insured)	Aaa	4,445	3,270
0% 9/1/08 (MBIA Insured)	Aaa	4,745	3,328
0% 9/1/09 (MBIA Insured)	Aaa	2,485	1,658
0% 9/1/12 (MBIA Insured)	Aaa	2,750	1,543
Tahoe-Truckee Joint Unified School District (Cap. Appreciation) Series A, 0% 9/1/10 (FGIC Insured)	Aaa	6,625	4,186
Univ. of California Rev. Rfdg. (Multiple Purp. Projs.) Series C, 9% 9/1/02 (AMBAC Insured)	Aaa	100	109
Upland Ctfs. of Prtn. Rfdg. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	A	3,700	3,673
5.25% 1/1/13	A	8,500	8,290
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	AAA	1,645	1,706
West Covina Ctfs. of Prtn. (Queen of the Valley Hosp. Proj.):
6% 8/15/03 (Escrowed to Maturity) (d)	A2	925	975
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
West Covina Ctfs. of Prtn. (Queen of the Valley Hosp. Proj.): - continued
6.125% 8/15/04 (Escrowed to Maturity) (d)	A2	$ 980	$ 1,052
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	Aaa	2,405	2,494
			1,228,227
Guam - 0.6%
Guam Pwr. Auth. Rev. Rfdg. Series A:
4% 10/1/01	Baa3	1,500	1,496
4% 10/1/02	Baa3	2,425	2,415
4% 10/1/03	Baa3	1,795	1,781
4% 10/1/04	Baa3	1,620	1,601
			7,293
Puerto Rico - 3.7%
Puerto Rico Commonwealth Gen. Oblig.:
(Pub. Impt. Proj.):
5% 7/1/01	Baa1	4,000	4,025
5% 7/1/02	Baa1	4,305	4,359
5.25% 7/1/13 (MBIA Insured)	Aaa	6,000	6,337
Rfdg. (Pub. Impt. Proj.) 5.5% 7/1/11	Baa1	5,675	6,029
8% 7/1/02	Baa1	2,000	2,129
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2000 HH, 5.25% 7/1/09 (FSA Insured)	Aaa	4,230	4,475
Series FF, 5.25% 7/1/06 (MBIA Insured)	Aaa	2,875	3,020
Puerto Rico Muni. Fin. Agcy.:
Rfdg. Series B:
5.5% 7/1/02 (FSA Insured)	Aaa	5,105	5,232
5.5% 8/1/02	Baa1	9,000	9,200
Series A:
5% 8/1/02	Baa1	1,805	1,827
5.5% 7/1/02 (FSA Insured)	Aaa	2,845	2,916
			49,549
TOTAL MUNICIPAL BONDS (Cost $1,232,239)			1,285,069
Municipal Notes - 1.6%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 1.6%
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series B, 5% 10/2/01 (FSA Insured)	$ 5,000	$ 5,053
San Diego Unified School District TRAN 5.25% 10/4/01	10,000	10,136
Santa Barbara County Gen. Oblig. TRAN 5.25% 10/2/01	6,500	6,590
TOTAL MUNICIPAL NOTES (Cost $21,639)		21,779
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,253,878)		1,306,848
NET OTHER ASSETS - 1.8%		23,596
NET ASSETS - 100%		$ 1,330,444
Security Type Abbreviations
TRAN - TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	80.5%	AAA, AA, A	82.8%
Baa	9.1%	BBB	6.9%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.3%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	25.1%
Transportation	13.8
Electric Utilities	11.5
Special Tax	10.7
Escrowed/Pre-Refunded	10.6
Health Care	8.6
Education	7.3
Water & Sewer	6.9
Others* (individually less than 5%)	5.5
100.0%
* Includes net other assets.
Income Tax Information

At August 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,253,880,000. Net unrealized appreciation aggregated $52,968,000, of which $60,709,000 related to appreciated investment securities and $7,741,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2000 (Unaudited)
Assets
Investment in securities, at value (cost $1,253,878) - See accompanying schedule		$ 1,306,848
Cash		12,104
Receivable for fund shares sold		1,632
Interest receivable		16,364
Total assets		1,336,948
Liabilities
Payable for investments purchased	$ 2,893
Payable for fund shares redeemed	1,631
Distributions payable	1,571
Accrued management fee	409
Total liabilities		6,504
Net Assets		$ 1,330,444
Net Assets consist of:
Paid in capital		$ 1,285,794
Undistributed net interest income		11
Accumulated undistributed net realized gain (loss) on investments		(8,331)
Net unrealized appreciation (depreciation) on investments		52,970
Net Assets, for 110,058 shares outstanding		$ 1,330,444
Net Asset Value, offering price and redemption price per share ($1,330,444 ÷ 110,058 shares)		$12.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands (Unaudited)	Six months ended August 31, 2000 (Unaudited)
Interest Income		$ 33,363
Expenses
Management fee	$ 2,343
Transfer agent fees	470
Accounting fees and expenses	156
Non-interested trustees' compensation	3
Custodian fees and expenses	13
Registration fees	22
Audit	17
Legal	7
Miscellaneous	11
Total expenses before reductions	3,042
Expense reductions	(337)	2,705
Net interest income		30,658
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,017)
Change in net unrealized appreciation (depreciation) on investment securities		62,769
Net gain (loss)		60,752
Net increase (decrease) in net assets resulting from operations		$ 91,410
Other Information Expense reductions:
Custodian credits	$ 13
Transfer agent credits	300
Accounting credits	24
	$ 337

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2000 (Unaudited)	Year ended February 29, 2000
Increase (Decrease) in Net Assets
Operations Net interest income	$ 30,658	$ 60,588
Net realized gain (loss)	(2,017)	1,686
Change in net unrealized appreciation (depreciation)	62,769	(94,164)
Net increase (decrease) in net assets resulting from operations	91,410	(31,890)
Distributions to shareholders From net interest income	(30,690)	(60,322)
From net realized gain	-	(1,686)
In excess of net realized gain	-	(4,227)
Total distributions	(30,690)	(66,235)
Share transactions Net proceeds from sales of shares	163,163	353,712
Reinvestment of distributions	21,296	46,838
Cost of shares redeemed	(126,669)	(449,241)
Net increase (decrease) in net assets resulting from share transactions	57,790	(48,691)
Total increase (decrease) in net assets	118,510	(146,816)
Net Assets
Beginning of period	1,211,934	1,358,750
End of period (including undistributed net interest income of $11 and $115, respectively)	$ 1,330,444	$ 1,211,934
Other Information Shares
Sold	13,884	29,745
Issued in reinvestment of distributions	1,809	3,954
Redeemed	(10,830)	(38,006)
Net increase (decrease)	4,863	(4,307)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2000	Years ended February 28,
	(Unaudited)	2000 G	1999	1998	1997	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.520	$ 12.410	$ 12.360	$ 11.810	$ 11.720	$ 11.120
Income from Investment Operations Net interest income	.288 D	.557 D	.569	.589	.599	.625
Net realized and unrealized gain (loss)	.570	(.838)	.154	.550	.096	.597
Total from investment operations	.858	(.281)	.723	1.139	.695	1.222
Less Distributions
From net interest income	(.288)	(.555)	(.569)	(.589)	(.602)	(.622)
From net realized gain	-	(.015)	(.104)	-	(.003)	-
In excess of net realized gain	-	(.039)	-	-	-	-
Total distributions	(.288)	(.609)	(.673)	(.589)	(.605)	(.622)
Net asset value, end of period	$ 12.090	$ 11.520	$ 12.410	$ 12.360	$ 11.810	$ 11.720
Total Return B, C	7.54%	(2.28)%	6.00%	9.89%	6.16%	11.25%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,330	$ 1,212	$ 1,359	$ 1,238	$ 486	$ 498
Ratio of expenses to average net assets	.48% A	.49%	.52%	.54% E	.57%	.58%
Ratio of expenses to average net assets after expense reductions	.43% A, F	.49%	.52%	.53% F	.57%	.58%
Ratio of net interest income to average net assets	4.87% A	4.69%	4.59%	4.85%	5.19%	5.44%
Portfolio turnover rate	22% A	35%	34%	37%	17%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net interest income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Money Market	1.71%	3.18%	16.51%	38.05%
California Tax-Free Money Market Funds Average	1.57%	2.87%	15.08%	33.42%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 44 money market funds.

Average Annual Total Returns

Periods ended August 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Money Market	3.18%	3.10%	3.28%
California Tax-Free Money Market Funds Average	2.87%	2.84%	2.92%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Spartan California Municipal Money Market Fund

Performance - continued

Yields

	8/28/00	5/29/00	2/28/00	11/29/99	8/30/99
Spartan California Municipal Money Market	3.41%	3.40%	2.65%	3.11%	2.64%

California Tax-Free Money Market Funds Average	3.14%	3.19%	2.28%	2.91%	2.40%

Spartan California Municipal Money Market - Tax-equivalent	5.89%	5.85%	4.57%	5.33%	4.54%

Portion of fund's income subject to state taxes	17.09%	12.99%	24.71%	17.54%	20.94%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 41.95%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Semiannual Report

Spartan California Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Diane McLaughlin, Portfolio Manager of Spartan California Municipal Money Market Fund

Q. What was the investment environment like during the six months that ended August 31, 2000, Diane?

A. Economic growth continued to be strong. Gross domestic product (GDP) grew at an annual rate of 4.8% in the first quarter of 2000 and at 5.6% in the second quarter, exhibiting the same vibrant pace seen in 1999. Both consumer confidence and consumer spending remained high. Business spending also was strong. The healthy economy led to a decline in unemployment, which fell to 3.9% in April, its lowest level in 30 years. During the first half of the six-month period, this backdrop encouraged the Federal Reserve Board to continue its program of short-term interest-rate hikes, which were intended to slow growth and head off inflation. Some inflation did surface at the consumer level. Fueled by increases in energy costs, consumer prices increased at an annual rate of 4.0% during the first six months of the year, up from 2.8% in the prior 12 months.

Q. What kind of approach did the Fed take?

A. In March and May, the Fed raised the rate banks charge each other for overnight loans, known as the fed funds target rate. With the first rate hike, the Fed raised the target rate by 0.25 percentage points. In May, however, the Fed became more aggressive, raising the fed funds target rate by 0.50 percentage points. This move came shortly after the employment cost index - a broad measure of the costs incurred by businesses for wages and benefits - rose at a higher-than-expected annual rate of 5.6% in the first quarter, up from 3.4% in 1999. Since May, the Fed has taken no further action on interest rates because the economy showed signs of slowing and inflation did not spike further. Market prices started to reflect the belief that the Fed was finished raising rates for the time being. In fact, there has been some talk that the economy has decelerated to the point where the Fed's next move may be a rate cut.

Q. What was your strategy with the fund?

A. Demand for California municipal money market securities was strong at the same time that new issuance declined. The combination of these technical factors caused yields on most very short-term California-exempt securities to fall to unattractive levels. As a result, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the California market. Even though more of shareholders' income will be taxable at the state level because of the out-of-state investments, I pursued this strategy so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in significantly lower-yielding tax-exempt California securities. On the other hand, there were times when one-year California-exempt notes were attractively priced. This was especially true in June - when many issuers came to market - so I added significantly to the fund's fixed-rate positions at that time.

Semiannual Report

Spartan California Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on August 31, 2000, was 3.43%, compared to 2.65% six months ago. The latest yield was the equivalent of a 5.89% taxable yield for investors in the 41.95% combined state and federal tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through August 31, 2000, the fund's six-month total return was 1.71%, compared to 1.57% for the California tax-free money market funds average, according to iMoneyNet, Inc.

Q. What is your outlook?

A. Recent data indicate that the economy is slowing. In addition, the steady decline in the value of the euro has made U.S. imports in Europe more expensive. This, combined with increases in oil prices, may help to slow U.S. economic growth. Looking at the fund, the supply/demand imbalance should continue to be a key driver of strategy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal and California state personal income tax, as is consistent with preservation of capital

Fund number: 457

Trading symbol: FSPXX

Start date: November 27, 1989

Size: as of August 31, 2000, more than $1.0 billion

Manager: Diane McLaughlin, since 1997; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1992

3

Semiannual Report

Spartan California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/00	% of fund's investments 2/29/00	% of fund's investments 8/31/99
0 - 30	77.3	70.7	67.2
31 - 90	8.5	4.5	17.2
91 - 180	2.4	18.8	1.4
181 - 397	11.8	6.0	14.2
Weighted Average Maturity
	8/31/00	2/29/00	8/31/99
Spartan California Municipal Money Market Fund	49 Days	43 Days	59 Days
California Tax Free Money Market Funds Average *	49 Days	41 Days	58 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2000	As of February 29, 2000
Variable Rate Demand Notes (VRDNs) 47.4%	Variable Rate Demand Notes (VRDNs) 38.8%
Commercial Paper (including CP Mode) 16.4%	Commercial Paper (including CP Mode) 14.4%
Tender Bonds 1.4%	Tender Bonds 0.1%
Municipal Notes 17.3%	Municipal Notes 22.8%
Municipal Money Market Funds 16.3%	Municipal Money Market Funds 19.7%
Other Investments and Net Other Assets 1.2%	Other Investments and Net Other Assets 4.2%

*Source: iMoneyNet, Inc.®

Semiannual Report

Spartan California Municipal Money Market Fund

Investments August 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 82.2%
Anaheim Hsg. Auth. Multiple-family Hsg. Rev. Bonds (Park Vista Apt. Proj.) Series 2000 D, 4.15%, tender 12/29/00 (FGIC Guaranteed) (d)	$ 9,700	$ 9,700
Antioch Unified School District TRAN 5% 7/5/01	3,700	3,721
Berkeley Gen. Oblig. BAN Series 1999 2000, 4.25% 12/14/00	6,200	6,208
California Cmnty. College Fing. Auth. Rev. TRAN Series A, 5% 6/29/01 (FSA Insured)	9,200	9,255
California Econ. Dev. Fing. Auth. Ind. Dev. Rev. (Calco LLC Proj.) Series 1997, 3.7%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,000	1,000
California Gen. Oblig.:
Participating VRDN:
Series FRRI 00 L16, 4.05% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	4,540	4,540
Series FRRI L6, 4% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	18,000	18,000
Series FRRI L7, 4% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	8,300	8,300
Series Merlots 99 M, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	12,075	12,075
Series Merlots MMM, 4.03% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	3,925	3,925
Series Putters 132, 3.77% (Liquidity Facility J.P. Morgan & Co., Inc.) (a)(e)	28,685	28,685
Series SG 85, 3.88% (Liquidity Facility Societe Generale) (a)(e)	5,500	5,500
3.7% 9/7/00, CP	30,000	29,999
3.75% 9/8/00, CP	15,700	15,699
3.9% 9/7/00, CP	8,800	8,800
3.9% 10/5/00, CP	3,500	3,500
3.9% 11/10/00, CP	8,000	8,000
3.95% 11/10/00, CP	6,600	6,600
4% 9/6/00, CP	4,200	4,200
4.05% 10/10/00, CP	10,000	10,000
4.05% 10/18/00, CP	10,310	10,310
4.15% 9/6/00, CP	7,200	7,200
California Hsg. Fin. Agcy. Rev.:
Bonds:
(Home Mtg. Prog.) Series S, 4.25% 8/1/01 (d)	6,900	6,900
Series PT 40D, 3.98%, tender 2/22/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(e)(f)	5,865	5,865
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Participating VRDN:
Series BA 96 C2, 3.88% (Liquidity Facility Bank of America NA) (a)(d)(e)	$ 4,075	$ 4,075
Series BA 96 C1, 3.88% (Liquidity Facility Bank of America NA) (a)(d)(e)	1,925	1,925
Series 1999 J2, 3.9% (MBIA Insured), VRDN (a)(d)	2,500	2,500
Series 2000 M, 3.9% (FSA Insured), VRDN (a)(d)	4,200	4,200
Series 2000 N, 3.9% (FSA Insured), VRDN (a)(d)	3,000	3,000
California Infrastructure & Econ. Dev. Bank (California ISO Corp. Proj.) Series 2000, 3.6% (MBIA Insured), VRDN (a)	9,000	9,000
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic Richfield Co. Proj.) Series 1997 A, 3.6%, VRDN (a)(d)	2,900	2,900
California Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
Bonds (Southern California Edison Co. Proj.) Series 1985 D:
3.95% tender 9/12/00, CP mode	7,750	7,750
4% tender 10/13/00, CP mode	7,500	7,500
(Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 3.5%, LOC Bank of America NA, VRDN (a)	12,300	12,300
Series E, 3.55%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)	10,375	10,375
California Poll. Cont. Fing. Auth. Resource Recovery Rev. Series 1987, 3.45%, (Stanislaus County) LOC Westdeutsche Landesbank Girozentrale, VRDN (a)(d)	800	800
California School Cash Reserve Prog. Auth. TRAN Series A, 5.25% 7/3/01 (AMBAC Insured)	27,400	27,615
California School Fin. Auth. BAN:
Series A, 4.25% 10/1/00	5,475	5,477
Series B, 4.25% 10/1/00	2,700	2,701
California Statewide Cmnty. Dev. Auth. Multiple-family Rev. (Oakmont Stokton Proj.) Series 1997 C, 4%, LOC Commerzbank AG, VRDN (a)(d)	5,960	5,960
California Statewide Cmnty. Dev. Auth. Rev.:
(Covenant Retirement Commty., Inc. Proj.) Series 1995, 3.75%, LOC Lasalle Bank NA, VRDN (a)	7,400	7,400
TRAN (Riverside Co. Proj.) Series C2, 4% 9/29/00	19,325	19,333
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	5,000	5,000
California Statewide Cmnty. Dev. Corp. Rev.:
(Carvin Corp. Proj.) 4.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,470	1,470
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.: - continued
(Kennerly-Spratling Proj.) Series 1995 A, 3.7%, LOC California Teachers Retirement Sys., VRDN (a)(d)	$ 2,160	$ 2,160
(Northwest Pipe & Casing Co. Proj.) Series 1990, 4.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,500	2,500
(Pasco Scientific Proj.) 4.35%, (S&P Investments) LOC California Teachers Retirement Sys., VRDN (a)(d)	2,105	2,105
(Rapelli of California, Inc. Proj.) Series 1989, 4.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,500	2,500
(Supreme Truck Bodies of California Proj.) 4.35%, LOC Bank One NA, Michigan, VRDN (a)(d)	2,400	2,400
California Veteran Affairs Home Purchase Rev. Participating VRDN Series BS 98 47, 3.8% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	2,820	2,820
Central Valley Schools Fin. Auth. Participating VRDN Series FRRI 99 A45, 4% (Liquidity Facility Bank of New York NA) (a)(e)	17,000	17,000
Contra Costa County TRAN Series A, 4% 9/29/00	3,600	3,602
Cucamonga County Wtr. District Participating VRDN Series FRRI A32, 4% (Liquidity Facility Bank of New York NA) (a)(e)	4,200	4,200
Fontana Unified School District TRAN 5% 7/6/01	3,700	3,722
Foothill-De Anza Cmnty. College District (Cap. Appreciation) Participating VRDN Series Merlots 00 YY, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	6,300	6,300
Grand Terrace Cmnty. Redev. (Mount Vernon Villas Proj.) 3.5%, LOC Fannie Mae, VRDN (a)	6,800	6,800
Kern County Board Ed. TRAN 5% 7/3/01	11,000	11,064
Kern County High School District TRAN 5% 7/5/01	7,300	7,347
Lassen Muni. Util. District Rev. Rfdg. Series 1996 A, 4.1% (FSA Insured) (BPA Dexia Cr. Local de France), VRDN (a)(d)	5,035	5,035
Long Beach Hbr. Rev.:
Participating VRDN Series SG 73, 3.98% (Liquidity Facility Societe Generale) (a)(d)(e)	5,880	5,880
Series A, 4.1% 10/6/00, CP (d)	6,300	6,300
Los Angeles County Gen. Oblig. TRAN Series A, 5% 6/29/01	26,100	26,276
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series SG 46, 3.88% (Liquidity Facility Societe Generale) (a)(e)	3,600	3,600
Series SG 54, 3.88% (Liquidity Facility Societe Generale) (a)(e)	3,000	3,000
Series 1993 A, 3.5% (MBIA Insured) (BPA Dexia Cr. Local de France), VRDN (a)	9,300	9,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 4.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	$ 8,830	$ 8,830
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
(Pooled Trans. Proj.) Series B, 4% 9/29/00 (FSA Insured)	10,900	10,905
Series A, 5% 7/2/01 (FSA Insured)	7,700	7,745
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG 61, 3.98% (Liquidity Facility Societe Generale) (a)(d)(e)	2,600	2,600
Los Angeles Dept. Wtr. & Pwr. Wtrwks. Rev.:
Participating VRDN Series Merlots 99 L, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	8,500	8,500
4% 10/5/00, LOC Bank of America NA, LOC Bayerische Landesbank Girozentrale, CP	6,100	6,100
4.15% 9/15/00, LOC Bank of America NA, LOC Bayerische Landesbank Girozentrale, CP	9,000	9,000
Los Angeles Gen. Oblig. Participating VRDN Series 2000 N8, 4% (Liquidity Facility Bank of New York NA) (a)(e)	23,700	23,700
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series FRRI 7, 4.05% (Liquidity Facility Bank of New York NA) (a)(d)(e)	10,600	10,600
Series FRRI A17, 4.1% (Liquidity Facility Commerzbank AG) (a)(d)(e)	2,400	2,400
Series MSDW 00 349, 3.93% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	2,660	2,660
Series SG 59, 3.98% (Liquidity Facility Societe Generale) (a)(d)(e)	8,950	8,950
Los Angeles Unified School District Participating VRDN Series LB 99 A19, 4% (a)(e)	12,600	12,600
Los Rios Cmnty. College District Participating VRDN Series FRRI A42, 4% (Liquidity Facility Bank of New York NA) (a)(e)	2,900	2,900
Marin County Gen. Oblig. Participating VRDN Series FRRI A20, 4% (Liquidity Facility Bank of New York NA) (a)(e)	16,000	16,000
Metro. Wtr. District Southern California Wtrwks. Rev.:
Participating VRDN Series Merlots 99 O, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	6,880	6,880
Series B, 4% 9/8/00, CP	12,500	12,500
Milipitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 3.6%, LOC Fannie Mae, VRDN (a)(d)	6,100	6,100
Northern California Transmission Auth. Rev. (Oregon Trans. Proj.) Series B, 4.05% 10/5/00, LOC Westdeutsche Landesbank Girozentrale, CP	3,800	3,800
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Oceanside Multiple-family Rev. (Lakeridge Apt. Proj.) Series 1994, 4.25% (Continental Casualty Co. Guaranteed), VRDN (a)	$ 11,300	$ 11,300
Orange County Spl. Fing. Auth. Teeter Plan Rev. Series C, 3.5% (AMBAC Insured), VRDN (a)	4,000	4,000
Peninsula Corridor Joint Powers Board:
RAN:
Series A, 4.45% 10/13/00	11,900	11,911
Series B, 4.4% 7/25/01	2,275	2,279
4.8% 6/7/01	2,800	2,810
Pleasant Hill Redev. Agcy. Multiple-family Hsg. Rev. (Chateau III Proj.) Series 1996 A, 3.7%, (Macengle Sr. Svc.) LOC Commerzbank AG, VRDN (a)(d)	1,460	1,460
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 4.02% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)	5,700	5,700
Series PA 690R, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,100	9,100
Series RobIns 5, 3.88% (Liquidity Facility Bank of New York NA) (a)(d)(e)	2,200	2,200
Port of Oakland Port Rev. Participating VRDN Series FRRI A24, 4.05% (Liquidity Facility Commerzbank AG) (a)(d)(e)	3,000	3,000
Sacramento County Gen. Oblig. Participating VRDN Series FRRI 99 A21, 4.5% (Liquidity Facility Bank of New York NA) (a)(e)	22,800	22,800
San Bernardino County Indl. Dev. Auth. Rev. (W&H Voortman, Inc. Proj.) Series 1989, 4.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,240	2,240
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 4% 9/8/00 (Liquidity Facility Morgan Guaranty Trust Co., NY), CP	10,200	10,200
San Diego Hsg. Auth. Multi-family Hsg. Issue K, 3.45% (Freddie Mac Guaranteed), VRDN (a)	1,800	1,800
San Diego Ind. Dev. Rev.:
Participating VRDN Series FRRI 00 L2, 4% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	9,980	9,980
Rfdg. Bonds (San Diego Gas & Elec. Co. Proj.) Series 1995 A, 4% tender 10/13/00, CP mode	1,000	1,000
San Diego Unified School District TRAN 4.25% 9/29/00	3,700	3,702
San Francisco Bay Area Transit Fing. Auth. Series A, 4% 10/13/00, LOC Bayerische Landesbank Girozentrale, CP	6,000	6,000
San Francisco Redev. Agcy. Multiple-family Hsg. Rev. (Bayside Village Aprts. Proj.) 3.65%, LOC Bank One, Arizona NA, VRDN (a)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Juan Unified School District Participating VRDN Series FRRI A41, 4% (Liquidity Facility Bank of New York NA) (a)(e)	$ 16,530	$ 16,530
San Leandro Multiple-family Hsg. Rev. (Carlton Plaza Proj.) 3.7%, LOC Commerzbank AG, VRDN (a)(d)	5,000	5,000
San Luis Obispo County Office of Ed. TRAN Series 2000, 5% 6/29/01	9,300	9,359
Santa Clara County Gen. Oblig. Participating VRDN Series FRRI A18, 4.5% (Liquidity Facility Bank of New York NA) (a)(e)	9,000	9,000
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	8,900	8,900
Santa Cruz County Board of Ed. TRAN 5% 6/29/01	9,100	9,156
Santa Rosa Multiple-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 3.7%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	5,750	5,750
Solano County Gen. Oblig. BAN 4.5% 12/15/00	4,400	4,409
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Series A, 3.5% (FSA Insured), VRDN (a)	8,700	8,700
Univ. of California Rev.:
Rfdg. Participating VRDN Series Merlots 97 G, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	20,000	20,000
Series A, 3.95% 10/5/00, CP	2,600	2,600
		892,830
Guam - 0.5%
Guam Pwr. Auth. Rev. Participating VRDN Series PA 531, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,085	5,085
Puerto Rico - 0.4%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 00 EE, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	4,300	4,300
Municipal Securities - continued
	Shares	Value (Note 1) (000s)
Other - 16.3%
Fidelity Municipal Cash Central Fund, 4.28% (b)(c)	177,404,057	$ 177,404
TOTAL INVESTMENT PORTFOLIO - 99.4%		1,079,619
NET OTHER ASSETS - 0.6%		6,971
NET ASSETS - 100%		$ 1,086,590
Total Cost for Income Tax Purposes $ 1,079,605
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund. A listing of the Fidelity Municipal Cash Central Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Hsg. Fin. Agcy. Rev. Bonds Series PT 40D, 3.98%, tender 2/22/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/31/00	$ 5,865
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $5,865,000 or 0.5% of net assets.

Income Tax Information
At February 29, 2000, the fund had a capital loss carryforward of approximately $462,000 of which $422,000 and $40,000 will expire on February 28, 2003 and 2006, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount	August 31, 2000 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 1,079,619
Receivable for fund shares sold		2,179
Interest receivable		8,808
Total assets		1,090,606
Liabilities
Payable to custodian bank	$ 17
Payable for fund shares redeemed	3,340
Distributions payable	190
Accrued management fee	461
Other payables and accrued expenses	8
Total liabilities		4,016
Net Assets		$ 1,086,590
Net Assets consist of:
Paid in capital		$ 1,086,938
Accumulated net realized gain (loss) on investments		(362)
Unrealized gain from accretion of discount		14
Net Assets, for 1,086,934 shares outstanding		$ 1,086,590
Net Asset Value, offering price and redemption price per share ($1,086,590 ÷ 1,086,934 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands (Unaudited)	Six months ended August 31, 2000 (Unaudited)
Interest Income		$ 21,456
Expenses
Management fee	$ 2,772
Non-interested trustees' compensation	2
Total expenses before reductions	2,774
Expense reductions	(33)	2,741
Net interest income		18,715
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		107
Increase (decrease) in net unrealized gain from accretion of discount		14
Net gain (loss)		121
Net increase in net assets resulting from operations		$ 18,836

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2000 (Unaudited)	Year ended February 29, 2000
Increase (Decrease) in Net Assets
Operations Net interest income	$ 18,715	$ 33,029
Net realized gain (loss)	107	133
Increase (decrease) in net unrealized gain from accretion of discount	14	-
Net increase (decrease) in net assets resulting from operations	18,836	33,162
Distributions to shareholders from net interest income	(18,715)	(33,029)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	457,830	1,052,760
Reinvestment of distributions from net interest income	17,688	31,293
Cost of shares redeemed	(528,578)	(1,174,077)
Net increase (decrease) in net assets and shares resulting from share transactions	(53,060)	(90,024)
Total increase (decrease) in net assets	(52,939)	(89,891)
Net Assets
Beginning of period	1,139,529	1,229,420
End of period	$ 1,086,590	$ 1,139,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2000	Years ended February 28,
	(Unaudited)	2000 F	1999	1998	1997	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net interest income	.017	.028	.028	.032	.031	.035
Less Distributions
From net interest income	(.017)	(.028)	(.028)	(.032)	(.031)	(.035)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.71%	2.79%	2.84%	3.26%	3.18%	3.60%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,087	$ 1,140	$ 1,229	$ 1,353	$ 1,344	$ 1,307
Ratio of expenses to average net assets	.50% A	.50%	.50%	.45% D	.35% D	.31% D
Ratio of expenses to average net assets after expense reductions	.49% A, E	.49% E	.49% E	.45%	.34% E	.31%
Ratio of net interest income to average net assets	3.37% A	2.75%	2.81%	3.21%	3.14%	3.55%

A Annualized

B Total returns do not include the account closeout fee and for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended August 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity CA Municipal Money Market	1.69%	3.11%	15.48%	33.71%
California Tax-Free Money Market Funds Average	1.57%	2.87%	15.08%	33.42%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 44 money market funds.

Average Annual Total Returns

Periods ended August 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity CA Municipal Money Market	3.11%	2.92%	2.95%
California Tax-Free Money Market Funds Average	2.87%	2.84%	2.92%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity California Municipal Money Market Fund
Performance - continued

Yields

	8/28/00	5/29/00	2/28/00	11/29/99	8/30/99

California Municipal Money Market	3.39%	3.45%	2.48%	3.05%	2.55%

California Tax-Free Money Market Funds Average	3.14%	3.19%	2.28%	2.91%	2.40%

California Municipal Money Market Tax-equivalent	5.84%	5.97%	4.26%	5.24%	4.38%

Portion of fund's income subject to state taxes	19.45%	7.45%	26.34%	21.79%	21.48%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 41.95%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Semiannual Report

Fidelity California Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Diane McLaughlin, Portfolio Manager of Fidelity California Municipal Money Market Fund

Q. What was the investment environment like during the six months that ended August 31, 2000, Diane?

A. Economic growth continued to be strong. Gross domestic product (GDP) grew at an annual rate of 4.8% in the first quarter of 2000 and at 5.6% in the second quarter, exhibiting the same vibrant pace seen in 1999. Both consumer confidence and consumer spending remained high. Business spending also was strong. The healthy economy led to a decline in unemployment, which fell to 3.9% in April, its lowest level in 30 years. During the first half of the six-month period, this backdrop encouraged the Federal Reserve Board to continue its program of short-term interest-rate hikes, which were intended to slow growth and head off inflation. Some inflation did surface at the consumer level. Fueled by increases in energy costs, consumer prices increased at an annual rate of 4.0% during the first six months of the year, up from 2.8% in the prior 12 months.

Q. What kind of approach did the Fed take?

A. In March and May, the Fed raised the rate banks charge each other for overnight loans, known as the fed funds target rate. With the first rate hike, the Fed raised the target rate by 0.25 percentage points. In May, however, the Fed became more aggressive, raising the fed funds target rate by 0.50 percentage points. This move came shortly after the employment cost index - a broad measure of the costs incurred by businesses for wages and benefits - rose at a higher-than-expected annual rate of 5.6% in the first quarter, up from 3.4% in 1999. Since May, the Fed has taken no further action on interest rates because the economy showed signs of slowing and inflation did not spike further. Market prices started to reflect the belief that the Fed was finished raising rates for the time being. In fact, there has been some talk that the economy has decelerated to the point where the Fed's next move may be a rate cut.

Q. What was your strategy with the fund?

A. Demand for California municipal money market securities was strong at the same time that new issuance declined. The combination of these technical factors caused yields on most very short-term California-exempt securities to fall to unattractive levels. As a result, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the California market. Even though more of shareholders' income will be taxable at the state level because of the out-of-state investments, I pursued this strategy so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in significantly lower-yielding tax-exempt California securities. On the other hand, there were times when one-year California-exempt notes were attractively priced. This was especially true in June - when many issuers came to market - so I added significantly to the fund's fixed-rate positions at that time.

Semiannual Report

Fidelity California Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on August 31, 2000, was 3.39%, compared to 2.49% six months ago. The latest yield was the equivalent of a 5.84% taxable yield for investors in the 41.95% combined state and federal tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through August 31, 2000, the fund's six-month total return was 1.69%, compared to 1.57% for the California tax-free money market funds average, according to iMoneyNet, Inc.

Q. What is your outlook?

A. Recent data indicate that the economy is slowing. In addition, the steady decline in the value of the euro has made U.S. imports in Europe more expensive. This, combined with increases in oil prices, may help to slow U.S. economic growth. Looking at the fund, the supply/demand imbalance should continue to be a key driver of strategy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal and California state personal income tax, as is consistent with preservation of capital

Fund number: 097

Trading symbol: FCFXX

Start date: July 7, 1984

Size: as of August 31, 2000, more than $2.1 billion

Manager: Diane McLaughlin, since 1997; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1992

3

Semiannual Report

Fidelity California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/00	% of fund's investments 2/29/00	% of fund's investments 8/31/99
0 - 30	78.2	76.2	67.4
31 - 90	8.3	3.6	17.4
91 - 180	2.6	15.0	1.2
181 - 397	10.9	5.2	14.0
Weighted Average Maturity
	8/31/00	2/29/00	8/31/99
Fidelity California Municipal Money Market Fund	47 Days	37 Days	57 Days
California Tax-Free Money Market Funds Average *	49 Days	41 Days	58 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2000	As of February 29, 2000
Variable Rate Demand Notes (VRDNs) 50.8%	Variable Rate Demand Notes (VRDNs) 46.5%
Commercial Paper (including CP Mode) 13.5%	Commercial Paper (including CP Mode) 11.2%
Tender Bonds 1.9%	Tender Bonds 0.2%
Municipal Notes 15.1%	Municipal Notes 18.2%
Municipal Money Market Funds 17.2%	Municipal Money Market Funds 19.6%
Other Investments and Net Other Assets 1.5%	Other Investments and Net Other Assets 4.3%

*Source: iMoneyNet, Inc.®

Semiannual Report

Fidelity California Municipal Money Market Fund

Investments August 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 79.9%
Alameda County Ind. Dev. Auth. Rev. Rfdg. (Longview Fibre Co. Proj.) Series 1988, 4.45%, LOC ABN-AMRO Bank NV, VRDN (b)	$ 1,750	$ 1,750
Anaheim Hsg. Auth. Multiple-family Hsg. Rev. Bonds (Park Vista Apt. Proj.) Series 2000 D, 4.15%, tender 12/29/00 (FGIC Guaranteed) (e)	17,480	17,480
Antioch Unified School District TRAN 5% 7/5/01	6,300	6,337
Berkeley Gen. Oblig. BAN Series 1999 2000, 4.25% 12/14/00	8,300	8,311
California Cmnty. College Fing. Auth. Rev. TRAN Series A, 5% 6/29/01 (FSA Insured)	15,800	15,895
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series 1:
3.95% 9/12/00, (Liquidity Facility Landesbank Hessen-Thuringen) CP	5,498	5,498
4% 9/11/00, (Liquidity Facility Landesbank Hessen-Thuringen) CP	6,672	6,672
California Gen. Oblig.:
Participating VRDN:
Series 000501, 3.93% (Liquidity Facility Citibank NA, New York) (b)(f)	5,740	5,740
Series 990501 Class A, 3.93% (Liquidity Facility Citibank NA, New York) (b)(f)	8,000	8,000
Series FRRI 00 A11, 4.05% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	4,600	4,600
Series FRRI 00 A9, 4.05% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	3,595	3,595
Series FRRI 00 L15, 4.05% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	6,320	6,320
Series FRRI 00 L16, 4.05% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	8,100	8,100
Series FRRI 00 L5, 4% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	18,000	18,000
Series FRRI L7, 4% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	9,700	9,700
Series Merlots 00 A, 4.02% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(f)	17,500	17,500
Series Merlots 00 XX, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	7,380	7,380
Series Merlots 99 M, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	16,000	16,000
Series Merlots MMM, 4.03% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	7,400	7,400
Series MSDW 98 194, 3.83% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	4,000	4,000
Series MSDW 98 195, 3.83% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	4,120	4,120
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series PA 607R, 3.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 2,100	$ 2,100
Series PT 1211, 3.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	15,990	15,990
Series Putters 132, 3.77% (Liquidity Facility J.P. Morgan & Co., Inc.) (b)(f)	22,205	22,205
Series Putters 142, 3.8% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(f)	1,300	1,300
3.9% 9/7/00, CP	16,700	16,700
3.9% 10/5/00, CP	6,800	6,800
3.9% 11/10/00, CP	15,500	15,500
3.95% 11/10/00, CP	12,800	12,800
4% 9/6/00, CP	7,300	7,300
4% 9/8/00, CP	17,500	17,500
4% 9/11/00, CP	11,000	11,000
4.05% 10/6/00, CP	10,000	10,000
4.05% 10/11/00, CP	15,350	15,350
4.05% 10/18/00, CP	18,600	18,600
4.1% 9/20/00, CP	6,540	6,540
4.15% 9/6/00, CP	13,800	13,800
California Health Facilities Fing. Auth. Rev. (Sutter Health Proj.) Series 1996 B, 3.45% (AMBAC Insured), VRDN (b)	1,500	1,500
California Hsg. Fin. Agcy. Rev.:
Bonds:
(Home Mtg. Prog.) Series S, 4.25% 8/1/01 (e)	12,100	12,100
Series PT 40B, 4.05%, tender 2/22/01 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (e)(f)(g)	22,610	22,610
Participating VRDN Series BA 96 C1, 3.88% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,225	3,225
Series 2000 M, 3.9% (FSA Insured), VRDN (b)(e)	14,400	14,400
Series Q, 3.7%, LOC KBC Bank, NV, VRDN (b)(e)	25,000	25,000
California Infrastructure & Econ. Dev. Bank (California ISO Corp. Proj.) Series 2000, 3.6% (MBIA Insured), VRDN (b)	17,400	17,400
California Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
Bonds (Southern California Edison Co. Proj.) Series 1985 D, 4% tender 10/13/00, CP mode	6,850	6,850
(Pacific Gas & Elec. Co. Proj.):
Series 1996 B, 3.55%, LOC RaboBank Nederland Coop. Central, VRDN (b)(e)	10,000	10,000
Series 1996 C, 3.5%, LOC Bank of America NA, VRDN (b)	11,300	11,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Poll. Cont. Rev.: - continued
(Pacific Gas & Elec. Co. Proj.):
Series 1997 C, 3.45%, LOC KBC Bank, NV, VRDN (b)(e)	$ 2,000	$ 2,000
Series D, 3.45%, LOC UBS AG, VRDN (b)	1,100	1,100
Series E, 3.55%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)	20,300	20,300
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(New United Motor Manufacturing Proj.) Series A, 3.75%, LOC California Teachers Retirement Sys., VRDN (b)(e)	7,615	7,615
(Western Waste Industries Proj.) Series 1994 A, 3.95%, LOC BankBoston NA, VRDN (b)(e)	5,000	5,000
California Pub. Works Board Lease Rev. Participating VRDN:
Series 2000 B, 3.88% (Liquidity Facility Bank of America NA) (b)(f)	3,610	3,610
Series MSDW 00 210, 3.83% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	3,045	3,045
California School Cash Reserve Prog. Auth. TRAN Series A, 5.25% 7/3/01 (AMBAC Insured)	54,600	55,027
California School Fin. Auth. BAN:
Series A, 4.25% 10/1/00	7,800	7,803
Series B, 4.25% 10/1/00	8,655	8,660
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 3.75%, LOC Bank of America NA, VRDN (b)(e)	6,100	6,100
California Statewide Cmnty. Dev. Auth. Multiple-family Rev.:
(One Park Place Proj.) Series 1999, 3.55%, (Irvine Arpt. Complex Lp.) LOC Bank of America NA, VRDN (b)(e)	4,000	4,000
(Sunrise of Moraga Proj.) Series 1997 G, 3.7%, LOC Commerzbank AG, (Oakmont of Moraga LLC) LOC Heller Finl., Inc., VRDN (b)(e)	1,200	1,200
(Villa Paseo Proj.) 3.65%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	4,000	4,000
Rfdg. (Sunrise Fresno Proj.) Series B, 3.7%, LOC Fannie Mae, VRDN (b)	3,600	3,600
California Statewide Cmnty. Dev. Auth. Rev.:
(JTF Enterprises LLC Proj.) Series 1996 A, 4.35%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
TRAN (Riverside Co. Proj.) Series C2, 4% 9/29/00	25,300	25,311
California Statewide Cmnty. Dev. Corp. Rev.:
(American Zettler, Inc. Proj.) Series 1989, 4.35%, LOC California Teachers Retirement Sys., VRDN (b)(e)	1,975	1,975
(Andercraft Prod., Inc. Proj.) Series 1989, 4.35%, LOC California Teachers Retirement Sys., VRDN (b)(e)	525	525
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.: - continued
(Bro-Co. Gen. Partnership Proj.) Series 1990, 4.35%, LOC California Teachers Retirement Sys., VRDN (b)(e)	$ 3,160	$ 3,160
(Cordeiro Vault Co., Inc. Proj.) Series 1996 M, 4.35%, LOC California Teachers Retirement Sys., VRDN (b)(e)	990	990
(Duke, Inc. Proj.) Series 1996 E, 4.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	1,140	1,140
(Evapco, Inc. Proj.) Series 1996 K, 4.35%, LOC Bank of America NA, VRDN (b)(e)	1,330	1,330
(Fibrebond West, Inc. Proj.) Series 1996 N, 4.35%, LOC California Teachers Retirement Sys., VRDN (b)(e)	3,700	3,700
(Fulton Properties Ltd., Inc. Proj.) Series 1996 F, 4.35%, LOC California Teachers Retirement Sys., VRDN (b)(e)	2,705	2,705
(Lansmont Corp. Proj.) Series 1996 G, 4.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,085	2,085
(Lynwood Enterprises LLC Proj.) Series 1997 D, 4.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,400	3,400
(Merrill Packaging Proj.) 4.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	1,360	1,360
(Peet's Coffee & Tea, Inc. Proj.) Series 1995 E, 4.35%, LOC California Teachers Retirement Sys., VRDN (b)(e)	2,180	2,180
(Redline Synthetic Oil Corp. Proj.) 4.35%, (Kerrigan Timothy W & Dawn M) LOC California Teachers Retirement Sys., VRDN (b)(e)	1,000	1,000
(Rix Ind. Proj.) Series 1996 I, 4.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	1,680	1,680
(Setton Properties, Inc. Proj.) Series 1995 E, 4.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,560	2,560
(Sunclipse, Inc., Alhambra Proj.) Series 1989, 4.35%, LOC California Teachers Retirement Sys., VRDN (b)(e)	3,200	3,200
(Sunclipse, Inc., Union City Proj.) Series 1989, 4.35%, LOC California Teachers Retirement Sys., VRDN (b)(e)	2,135	2,135
(Sys. Engineering & Mgmt. Co. Proj.) 4.35%, LOC California Teachers Retirement Sys., VRDN (b)(e)	1,360	1,360
(Tri-Valleys Growers Proj.) Series 1995 F, 4.35%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	7,400	7,400
(W&H Voortman, Inc. Proj.) Series 1990, 4.35%, LOC California Teachers Retirement Sys., VRDN (b)(e)	900	900
California Univ. Rev. Participating VRDN Series FRRI 00 A7, 4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	20,000	20,000
Camarillo City Multiple-family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 3.6% (Fannie Mae Guaranteed), VRDN (b)(e)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Central Valley Schools Fin. Auth. Participating VRDN Series FRRI 99 A45, 4% (Liquidity Facility Bank of New York NA) (b)(f)	$ 22,900	$ 22,900
Chula Vista Ind. Dev. Rev. Bonds (San Diego Gas & Elec. Co. Proj.) Series C, 4.05% tender 10/13/00, CP mode (e)	3,000	3,000
Contra Costa County TRAN Series A, 4% 9/29/00	2,400	2,401
Fontana Unified School District TRAN 5% 7/6/01	6,300	6,337
Foothill-De Anza Cmnty. College District (Cap. Appreciation) Participating VRDN Series Merlots 00 YY, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	3,700	3,700
Fowler Ind. Dev. Auth. Ind. Dev. Rev. (Bee Sweet Citrus, Inc. Proj.) Series 1995, 3.8%, LOC Bank of America NA, VRDN (b)(e)	4,200	4,200
Grand Terrace Cmnty. Redev. (Mount Vernon Villas Proj.) 3.5%, LOC Fannie Mae, VRDN (b)	12,700	12,700
Irvine Ranch Wtr. District Rev. Series 1985 B, 3.5%, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,000	2,000
Kern County Board Ed. TRAN 5% 7/3/01	19,000	19,111
Kern County High School District TRAN 5% 7/5/01	12,700	12,782
Lassen Muni. Util. District Rev. Rfdg. Series 1996 A, 4.1% (FSA Insured) (BPA Dexia Cr. Local de France), VRDN (b)(e)	2,460	2,460
Livermore Multiple-family Mtg. Rev. (Portola Meadows Apts. Proj.) Series 1989 A, 3.7%, LOC Bank of America NA, VRDN (b)(e)	2,700	2,700
Long Beach Hbr. Rev.:
Participating VRDN:
Series FRRI A7, 4.05% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	9,900	9,900
Series SG 73, 3.98% (Liquidity Facility Societe Generale) (b)(e)(f)	3,000	3,000
Series A, 4.1% 10/6/00, CP (e)	14,200	14,200
Los Angeles County Gen. Oblig. TRAN Series A, 5% 6/29/01	45,900	46,209
Los Angeles County Metro. Trans. Auth. Rev. Participating VRDN Series SGB 3, 3.93% (Liquidity Facility Societe Generale) (b)(f)	5,500	5,500
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series SG 46, 3.88% (Liquidity Facility Societe Generale) (b)(f)	2,930	2,930
Series SG 54, 3.88% (Liquidity Facility Societe Generale) (b)(f)	2,525	2,525
Series 1993 A, 3.5% (MBIA Insured) (BPA Dexia Cr. Local de France), VRDN (b)	25,750	25,750
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 4.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	$ 16,000	$ 16,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
(Pooled Trans. Proj.) Series B, 4% 9/29/00 (FSA Insured)	14,100	14,106
Series A, 5% 7/2/01 (FSA Insured)	13,300	13,378
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG 61, 3.98% (Liquidity Facility Societe Generale) (b)(e)(f)	3,400	3,400
Los Angeles Dept. Wtr. & Pwr. Elec. Plant Rev.:
Series 2000 D Issue 2, 3.55% (Liquidity Facility Toronto Dominion Bank), VRDN (b)	8,800	8,800
Series 2000 F Issue 2, 3.55% (Liquidity Facility Bank of America NA), VRDN (b)	14,300	14,300
Los Angeles Dept. Wtr. & Pwr. Wtrwks. Rev.:
Participating VRDN Series Merlots 99 L, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(f)	13,800	13,800
3.95% 9/12/00, LOC Bank of America NA, LOC Bayerische Landesbank Girozentrale, CP	3,000	3,000
4% 10/5/00, LOC Bank of America NA, LOC Bayerische Landesbank Girozentrale, CP	7,600	7,600
4.1% 9/12/00, LOC Bank of America NA, LOC Bayerische Landesbank Girozentrale, CP	11,000	11,000
Los Angeles Gen. Oblig. Participating VRDN Series 2000 N8, 4% (Liquidity Facility Bank of New York NA) (b)(f)	51,400	51,400
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series FRRI 7, 4.05% (Liquidity Facility Bank of New York NA) (b)(e)(f)	6,020	6,020
Series FRRI A17, 4.1% (Liquidity Facility Commerzbank AG) (b)(e)(f)	3,000	3,000
Series MSDW 00 349, 3.93% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	4,700	4,700
Series SG 59, 3.98% (Liquidity Facility Societe Generale) (b)(e)(f)	4,725	4,725
Los Angeles Multiple-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 3.65%, LOC Freddie Mac, VRDN (b)(e)	5,000	5,000
Los Angeles Unified School District Participating VRDN Series LB 99 A19, 4% (b)(f)	49,500	49,500
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series SGA 26, 3.7% (Liquidity Facility Societe Generale) (b)(f)	6,970	6,970
3.9% 11/9/00, CP	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Rios Cmnty. College District Participating VRDN Series FRRI A42, 4% (Liquidity Facility Bank of New York NA) (b)(f)	$ 17,100	$ 17,100
Marin County Gen. Oblig. Participating VRDN Series FRRI A20, 4% (Liquidity Facility Bank of New York NA) (b)(f)	19,280	19,280
Metro. Wtr. District Southern California Wtrwks. Rev.:
Participating VRDN Series Merlots 99 O, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	9,500	9,500
Series B, 4.15% 9/15/00, CP	14,100	14,100
Milipitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 3.6%, LOC Fannie Mae, VRDN (b)(e)	11,400	11,400
Northern California Transmission Auth. Rev. (Oregon Trans. Proj.) Series B, 4.05% 10/5/00, LOC Westdeutsche Landesbank Girozentrale, CP	19,200	19,200
Oakland Gen. Oblig. TRAN Series 1999 2000, 4.25% 9/29/00	5,000	5,002
Oceanside Multiple-family Rev. (Lakeridge Apt. Proj.) Series 1994, 4.25% (Continental Casualty Co. Guaranteed), VRDN (b)	15,400	15,400
Orange County Apt. Dev. Rev. (Riverbend Apts. Proj.) Series 1999 B, 3.58%, (Yorba Linda Assoc.) LOC Freddie Mac, VRDN (b)	10,000	10,000
Orange County Spl. Fing. Auth. Teeter Plan Rev. Series C, 3.5% (AMBAC Insured), VRDN (b)	12,300	12,300
Oxnard Redev. Agcy. Ctfs. of Prtn. (Channel Islands Bus. Ctr. Proj.) 4.2%, (Told Corp.) LOC Wells Fargo Bank NA, San Francisco, VRDN (b)	3,195	3,195
Paramount Hsg. Auth. Multiple-family Rev. (Century Place Apts. Proj.) Series 1999 A, 3.6% (Fannie Mae Guaranteed), VRDN (b)(e)	10,500	10,500
Peninsula Corridor Joint Powers Board:
RAN:
Series A, 4.45% 10/13/00	15,100	15,114
Series B, 4.4% 7/25/01	4,100	4,107
4.8% 6/7/01	4,700	4,717
Pittsburg Multi-family Mtg. Rev. (Fountain Plaza Apt. Proj.) 4.15% (Fannie Mae Guaranteed), (700 Market Assoc. Xxvii Lp) VRDN (b)	7,700	7,700
Placer County Union High School District TRAN 4.125% 10/1/00	4,000	4,002
Pleasant Hill Redev. Agcy. Multiple-family Hsg. Rev. (Chateau III Proj.) Series 1996 A, 3.7%, (Macengle Sr. Svc.) LOC Commerzbank AG, VRDN (b)(e)	710	710
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 4.02% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(f)	9,300	9,300
Series PA 690R, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	15,500	15,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Port of Oakland Gen. Oblig. Participating VRDN: - continued
Series RobIns 5, 3.88% (Liquidity Facility Bank of New York NA) (b)(e)(f)	$ 4,090	$ 4,090
Port of Oakland Port Rev.:
Participating VRDN:
Series FRRI A1, 4.05% (Liquidity Facility Commerzbank AG) (b)(e)(f)	6,800	6,800
Series FRRI A24, 4.05% (Liquidity Facility Commerzbank AG) (b)(e)(f)	11,925	11,925
Series B, 3.95% 9/12/00, LOC Commerzbank AG, LOC Bank of Nova Scotia, CP	10,000	10,000
Riverside County Ctfs. of Prtn. (Pub. Facility Fin. Prog.) Series 1985, 3.35%, LOC Commerzbank AG, LOC Nat'l. Westminster Bank PLC, VRDN (b)	6,800	6,800
Sacramento County Gen. Oblig. Participating VRDN Series FRRI 99 A21, 4.5% (Liquidity Facility Bank of New York NA) (b)(f)	37,900	37,900
San Bernardino County Indl. Dev. Auth. Rev. (NRI, Inc. Proj.) 4.35%, LOC California Teachers Retirement Sys., VRDN (b)(e)	1,335	1,335
San Diego County Gen. Oblig. Series B1, 3.85% 9/14/00, LOC Landesbank Hessen-Thuringen, CP	6,530	6,530
San Diego Hsg. Auth. Multi-family Hsg. (Canyon Rim Apt. Proj.) Series 2000 B, 3.6%, LOC Fannie Mae, VRDN (b)(e)	9,440	9,440
San Diego Ind. Dev. Rev. Participating VRDN Series FRRI 00 L1, 4% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	12,935	12,935
San Diego Unified School District TRAN 4.25% 9/29/00	4,600	4,602
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series PA 572, 3.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,250	1,250
San Francisco Bay Area Trans. Fing. Auth. Series C:
3.95% 9/12/00, LOC Morgan Guaranty Trust Co., NY, CP	17,500	17,500
4% 10/13/00, LOC Morgan Guaranty Trust Co., NY, CP	2,200	2,200
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 3.88% (Liquidity Facility Bank of America NA) (b)(f)	10,075	10,075
San Francisco City & County Swr. Rev. Participating VRDN Series MSDW 00 237, 3.83% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	3,700	3,700
San Francisco Redev. Agcy. Multiple-family Hsg. Rev. (Bayside Village Aprts. Proj.) 3.65%, LOC Bank One, Arizona NA, VRDN (b)	20,600	20,600
San Jose Multiple-family Hsg. Rev. (Carlton Plaza Proj.) Series 1998 A, 3.81%, LOC Commerzbank AG, VRDN (b)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Juan Unified School District Participating VRDN Series FRRI A41, 4% (Liquidity Facility Bank of New York NA) (b)(f)	$ 16,000	$ 16,000
San Leandro Multiple-family Hsg. Rev. (Carlton Plaza Proj.) 3.7%, LOC Commerzbank AG, VRDN (b)(e)	3,220	3,220
San Luis Obispo County Office of Ed. TRAN Series 2000, 5% 6/29/01	16,350	16,453
Santa Barbara County School Fing. TRAN 5% 6/29/01	4,000	4,023
Santa Clara County Gen. Oblig. Participating VRDN Series FRRI A18, 4.5% (Liquidity Facility Bank of New York NA) (b)(f)	20,000	20,000
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	14,530	14,530
Santa Cruz County Board of Ed. TRAN 5% 6/29/01	15,825	15,923
Santa Cruz Indl. Dev. Auth. Rev. (Santa Cruz-Wilson Entities Ltd. Proj.) Series 1993, 4.35%, LOC California Teachers Retirement Sys., VRDN (b)(e)	2,505	2,505
Santa Rosa Multiple-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 3.7%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,750	1,750
Solano County Gen. Oblig. BAN 4.5% 12/15/00	6,600	6,613
Southern California Pub. Pwr. Auth. Pwr. Proj. Rev. Participating VRDN Series SG 35, 3.88% (Liquidity Facility Societe Generale) (b)(f)	9,300	9,300
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Series A, 3.5% (FSA Insured), VRDN (b)	16,800	16,800
Univ. of California Rev.:
Participating VRDN Series FRRI N12, 4% (Liquidity Facility Bank of New York NA) (b)(f)	13,950	13,950
Rfdg. Participating VRDN Series Merlots 97 G, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	13,430	13,430
Series A, 3.95% 10/5/00, CP	3,400	3,400
		1,713,634
Guam - 0.3%
Guam Pwr. Auth. Rev. Participating VRDN Series PA 531, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,940	5,940
Puerto Rico - 1.7%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	8,095	8,095
Series RobIns 3, 3.88% (Liquidity Facility Bank of New York NA) (b)(f)	22,595	22,595
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Participating VRDN Series Merlot 2000 FFF, 3.97% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	$ 3,500	$ 3,500
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MSDW 00 225, 3.83% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	3,330	3,330
		37,520
	Shares
Other - 17.2%
Fidelity Municipal Cash Central Fund, 4.28% (c)(d)	367,914,367	367,914
TOTAL INVESTMENT PORTFOLIO - 99.1%		2,125,008
NET OTHER ASSETS - 0.9%		19,128
NET ASSETS - 100%		$ 2,144,136
Total Cost for Income Tax Purposes $ 2,125,008
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) A portion of the security was purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund. A listing of the Fidelity Municipal Cash Central Fund's holdings as of its most recent fiscal period end is available upon request.

(d) The rate quoted is the annualized seven-day yield of the fund at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Hsg. Fin. Agcy. Rev. Bonds Series PT 40B, 4.05%, tender 2/22/01 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	8/31/00	$ 22,610
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $22,610,000 or 1.1% of net assets.

Income Tax Information

At February 29, 2000, the fund had a capital loss carryforward of approximately $352,000 of which $307,000, $7,000, $18,000 and $20,000 will expire on February 28, 2003, 2005, 2006 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2000 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 2,125,008
Receivable for fund shares sold		32,584
Interest receivable		15,955
Prepaid expenses		19
Total assets		2,173,566
Liabilities
Payable to custodian bank	$ 21
Payable for investments purchased on a delayed delivery basis	2,339
Payable for fund shares redeemed	25,988
Distributions payable	91
Accrued management fee	655
Other payables and accrued expenses	336
Total liabilities		29,430
Net Assets		$ 2,144,136
Net Assets consist of:
Paid in capital		$ 2,144,403
Accumulated net realized gain (loss) on investments		(267)
Net Assets, for 2,144,424 shares outstanding		$ 2,144,136
Net Asset Value, offering price and redemption price per share ($2,144,136 ÷ 2,144,424 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2000 (Unaudited)
Interest Income		$ 37,944
Expenses
Management fee	$ 3,655
Transfer agent fees	1,305
Accounting fees and expenses	104
Non-interested trustees' compensation	3
Custodian fees and expenses	30
Registration fees	106
Audit	15
Legal	6
Miscellaneous	29
Total expenses before reductions	5,253
Expense reductions	(57)	5,196
Net interest income		32,748
Net Realized Gain (Loss) on Investments		94
Net increase in net assets resulting from operations		$ 32,842
Other information
Expense reductions: Custodian credits		$ 21
Transfer agent credits		36
		$ 57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2000 (Unaudited)	Year ended February 29, 2000
Increase (Decrease) in Net Assets
Operations Net interest income	$ 32,748	$ 41,223
Net realized gain (loss)	94	130
Net increase (decrease) in net assets resulting from operations	32,842	41,353
Distributions to shareholders from net interest income	(32,748)	(41,223)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,904,970	7,583,578
Reinvestment of distributions from net interest income	32,098	40,210
Cost of shares redeemed	(4,640,148)	(7,131,026)
Net increase (decrease) in net assets and shares resulting from share transactions	296,920	492,762
Total increase (decrease) in net assets	297,014	492,892
Net Assets
Beginning of period	1,847,122	1,354,230
End of period	$ 2,144,136	$ 1,847,122

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2000	Years ended February 28,
	(unaudited)	2000 E	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net interest income	.017	.027	.027	.030	.029	.032
Less Distributions
From net interest income	(.017)	(.027)	(.027)	(.030)	(.029)	(.032)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.69%	2.69%	2.71%	3.07%	2.90%	3.21%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,144	$ 1,847	$ 1,354	$ 976	$ 820	$ 733
Ratio of expenses to average net assets	.54% A	.56%	.59%	.62%	.62%	.64%
Ratio of expenses to average net assets after expense reductions	.53% A, D	.56%	.59%	.61% D	.61% D	.64%
Ratio of net interest income to average net assets	3.34% A	2.67%	2.66%	3.02%	2.86%	3.17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the income fund) is a fund of Fidelity California Municipal Trust. Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (the money market funds) are funds of Fidelity California Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity California Municipal Trust and Fidelity California Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of California. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of

Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Money Market Funds. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Interest Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting
Policies - continued

Distributions to Shareholders -
continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Delayed Delivery Transactions and When Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a delayed delivery basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies -
continued

Delayed Delivery Transactions and When Issued Securities - continued

the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Purchases and Sales of Investments.

Income Fund. Purchases and sales of securities, other than short-term securities, aggregated $171,449,000 and $139,259,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser for the income fund and Fidelity California Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annualized rates of .37% of average net assets for the income fund and Fidelity California Municipal Money Market Fund.

As Spartan California Municipal Money Market Fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan California Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $4,000 for the period.

Sub-Adviser Fee. As each fund's investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity California Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .07% and .13% of average net assets for the income fund and Fidelity California Municipal Money Market Fund, respectively.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, Fidelity California Municipal Money Market Fund paid premiums of $58,000 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year. During the period, FMR has borne the cost of Spartan California Municipal Money Market Fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with the income fund's and Fidelity California Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

In addition, through arrangements with Spartan California Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $33,000 under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Boyce I. Greer, Vice President

Dwight D. Churchill, Vice President

Diane M. McLaughlin, Vice President -
Money Market Funds

Christine J. Thompson, Vice President -
Income Fund

Stanley N. Griffith, Assistant
Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CMS-SANN-1000 113116
1.536892.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com